Prepaid expenses and other current assets	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets

Note 6.

Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	September 30,	March 31,
	2012	2012

Prepaid production costs	$353,527	$93,100
Prepaid royalties	65,000	20,000
Prepaid license fees	33,866	37,549
Prepaid insurance	84,497	45,385
Prepaid investor relations fee	-	45,000
Prepaid media expenses	28,658	-
Prepaid expenses - other	37,892	21,129
	$603,440	$262,163

Note 6.

Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	March 31,
	2012	2011

Prepaid production costs	$93,100	$-
Prepaid shipping and freight	14,225	-
Prepaid license fees	37,549	-
Prepaid insurance	45,385	-
Prepaid investor relations fees	45,000	-
Prepaid expenses - other	26,904	28,065
Deposits	-	12,420
Project deposits	-	5,885
	$262,163	$46,370